Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - Directors Deferred Compensation Plan - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Benefits accrued with the plan	$ 43,694	$ 61,421
Expenses associated with the plan	$ 274	$ 376